Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0000074145
Registrant Name	OKLAHOMA GAS & ELECTRIC CO
Registration File Number	333-279061-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES